Note 11 - Options (Details) - Stock Option Transactions (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Note 11 - Options (Details) - Stock Option Transactions [Line Items]
Granted (in Shares)	479,001	391,000	955,000
Granted	$ 3.86	$ 1.81	$ 3.27
Granted	$ 2.10	$ 1.05	$ 2.51
Exercised (in Shares)	(48,000)	(3,500)	0
Exercised	$ 2.45	$ 1.81
Exercised	$ 1.07	$ 0.09
Forfeiture (in Shares)	(27,832)	(67,000)	(32,862)
Expired (in Shares)	(33)	(4,487)	(33)
Expired	$ 709.18	$ 654.48	$ 69.74
Expired	$ 709.18	$ 403.93	$ 53.82
Balance at end of period (in Shares)	4,858,208
Balance at end of period	$ 3.96
Options exercisable, end of year (in Shares)	3,640,381	3,321,830	2,286,589
Options exercisable, end of year	$ 4.09	$ 4.09	$ 5.94
Options exercisable, end of year	$ 2.40	$ 2.41	$ 3.55
Beginning [Member]
Note 11 - Options (Details) - Stock Option Transactions [Line Items]
Outstanding, beginning of period, (in Shares)				3,216,954
Outstanding, beginning of period,				$ 5.33
Outstanding, beginning of period,				$ 2.82
Balance at end of period (in Shares)		4,455,072	4,139,059	3,216,954
Balance at end of period		$ 3.97	$ 4.86	$ 5.33
Balance at end of period		$ 2.21	$ 2.76	$ 2.82
Ending [Member]
Note 11 - Options (Details) - Stock Option Transactions [Line Items]
Balance at end of period (in Shares)	4,858,208	4,455,072	4,139,059
Balance at end of period	$ 3.96	$ 3.97	$ 4.86
Balance at end of period	$ 2.21	$ 2.21	$ 2.76